GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes in the carrying value of goodwill, by reporting segment, were as follows (in thousands):
	Brand Direct	Marketplace	Other	Total
Balance, December 31, 2019	$8,616	$32,660	$ 550	$41,826
Additions (Note 8)	—	—	3,078	3,078
Balance, December 31, 2020	8,616	32,660	3,628	44,904
Additions (Note 8)	9,760	21,894	—	31,654
Balance, December 31, 2021	$18,376	$54,554	$3,628	$76,558

Schedule of Finite-Lived Intangible Assets
Finite-lived intangible assets, net consisted of the following (in thousands):
		December 31, 2021			December 31, 2020
	Amortization Period (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Technology	3 to 5	$ 51,946	$(29,929)	$22,017	$48,008	$(21,454)	$26,554
Customer relationships	2 to 9	49,273	(13,076)	36,197	21,794	(6,749)	15,045
Brand	1 to 7	12,109	(4,575)	7,534	4,295	(961)	3,334
Non-competition agreements	3	1,898	(1,418)	480	2,105	(591)	1,514
Total		$115,226	$(48,998)	$66,228	$76,202	$(29,755)	$46,447

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Amortization expense relating to intangible assets subject to amortization for each of the next five years and thereafter is estimated to be as follows (in thousands):
	2022	2023	2024	2025	2026 and Thereafter
Amortization expense	$19,398	$16,366	$13,792	$6,564	$10,108